Federated Short-Term Income Fund
Federated Short-Term Income Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to provide current income.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS), and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain classes of Federated Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 19 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment )
Shareholder Fees - Federated Short-Term Income Fund	A	IS [1]	SS [1]	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none	none
Exchange Fee	none	none	none	none
[1]	Effective at the close of business on November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federated Short-Term Income Fund		A	IS [1]	SS [1]	R6
Management Fee		0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee		0.25%	none	none	none
Other Expenses		0.49%	0.23%	0.41%	0.15%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.05%	0.54%	0.72%	0.46%
Fee Waivers and/or Expense Reimbursements	[2]	(0.08%)	(0.15%)	(0.06%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.97%	0.39%	0.66%	0.36%
[1]	Effective at the close of business on November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS, and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.95%, 0.37%, 0.65%, and 0.34% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) September 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

 Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Expense Example - Federated Short-Term Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	206	431	674	1,370
IS	55	173	302	677
SS	74	230	401	894
R6	47	148	258	579

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE<br/><br/>What are the Fund's Main Investment Strategies?
In pursuing its principal investment strategies, the Fund invests in a diversified portfolio of fixed-income securities consisting of U.S. government and privately issued mortgage-backed and asset-backed securities, corporate debt securities and U.S. Treasury and agency securities. In addition, at least 65% of the Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a nationally recognized statistical rating organization (NRSRO). The Fund may invest up to 35% of its assets in noninvestment-grade, fixed-income securities. The Fund's investment adviser (the "Adviser") seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest in derivative contracts to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid.

Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration within a range of one to three years and, in any event, to not more than three years. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Under normal market conditions, the Fund's dollar-weighted average maturity is expected to be three years or less.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in fixed-income investments. There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund's 80% policy and are calculated at market value.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Issuer Credit Risk . It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities when interest rates rise.
  Loan Prepayment Risk. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Fund to reinvest in lower-yielding debt instruments.
  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Loan Liquidity Risk. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. Loan instruments may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Thus, transactions in loan instruments may take longer than seven days to settle. This could pose a liquidity risk to the Fund and, if the Fund's exposure to such investments is substantial, could impair the Fund's ability to meet shareholder redemptions in a timely manner.
  Risk of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Fund's access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower's obligations under the instrument. Loans generally are subject to legal or contractual restrictions on resale.
  Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing interest rate calculations, processing draws, pursuing certain available contractual remedies, etc.).
  Leverage Risk. Certain investments may expose the Fund to a level of risk that exceeds the amount invested. Changes in the value of such investments magnify the Fund's risk of loss and potential for gain.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade (which are also known as junk bonds) may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer's ability to pay interest and repay principal.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds and loans may be particularly sensitive to changes in the economy.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus such as interest rate, counterparty credit, liquidity and leverage risks.
  Asset-Backed Securities (ABS) Risk. The value of asset-backed securities (ABS) may be affected by certain factors, such as interest rate risk, credit risk, prepayment risk and the availability of information concerning the pool of underlying assets and its structure. Under certain market conditions, ABS may be less liquid and may be difficult to value. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of ABS. ABS can also be subject to the risk of default on the underlying assets.
  MBS Risk. A rise in interest rates may cause the value of mortgage-backed securities (MBS) held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table<br/><br/> Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Short-Term Income Fund - IS Class

The Fund's IS class total return for the nine-month period from December 31, 2017 to September 30, 2018, was 1.17%. Effective at the close of business on November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 4.18% (quarter ended June 30, 2009). Its lowest quarterly return was (1.23)% (quarter ended December 31, 2008).
Average Annual Total Return Table
The Fund's R6 class commenced operations on January 20, 2017. For the periods prior to the commencement of operations of the R6 class, the performance information shown is for IS class prior to its re-designation at the close of business on November 2,2018, for each period, except when the R6 class net expenses (increased by waivers and reimbursements applicable to IS class ("Adjusted Expenses")), exceeds the net expenses paid by IS class. In those periods, in accordance with SEC guidance, the R6 class total return, adjusted downward by the Adjusted Expenses, is shown.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class, and after-tax returns for A, SS and R6 classes will differ from those shown for the IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2017)
Average Annual Total Returns - Federated Short-Term Income Fund		1 Year	5 Years	10 Years
A	[1]	0.07%	0.18%	1.65%
IS	[1]	1.89%	1.14%	2.51%
IS | Return After Taxes on Distributions	[1]	1.07%	0.44%	1.61%
IS | Return After Taxes on Distributions and Sale of Fund Shares	[1]	1.07%	0.55%	1.58%
SS	[1]	1.75%	0.96%	2.33%
R6	[1]	2.01%	0.99%	2.30%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[2]	0.84%	0.84%	1.85%
0-3 Year Composite Index (reflects no deduction for fees, expenses or taxes)	[3]	1.52%	1.21%	2.05%
Lipper Short Investment Grade Debt Funds Average	[4]	1.69%	1.03%	2.03%
[1]	Effective November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
[2]	The Bloomberg Barclays 1-3 Year U.S. Government/Credit Index is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years.
[3]	The 0-3 Year Composite Index is a blended index of four separate indexes which track various security types. The four component indexes (and respective weightings)* are: ICE BofAML 1-3 Year US Corporate Index (30%): a subset of the ICE BofAML US Corporate Index including all securities with a remaining term to final maturity less than three years. ICE BofAML US Corporate Index tracks the performance of U.S. dollar denominated investment-grade corporate debt publicly issued in the U.S. domestic market. Effective October 22, 2017, the index name changed from "BofA ML 1-3 Year US Corporate Index" to "ICE BofAML 1-3 Year US Corporate Index." ICE BofAML 0-3 Year US Fixed Rate Asset Backed Securities Index (30%): a subset of the ICE BofAML US Fixed Rate Asset Backed Securities Index including all securities with an average life less than three years. ICE BofAML US Fixed Rate Asset Backed Securities Index tracks the performance of U.S. dollar denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market. Effective October 22, 2017, the index name changed from "BofA ML 0-3 Year U.S. Fixed Rate Asset Backed Securities Index" to "ICE BofAML 0-3 Year U.S. Fixed Rate Asset Backed Securities Index." ICE BofAML 1-3 Year US Treasury & Agency Index (20%): a subset of the ICE BofAML US Treasury & Agency Index including all securities with a remaining term to final maturity less than three years. ICE BofAML US Treasury & Agency Index tracks the performance of U.S. dollar denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market. Effective October 22, 2017, the index name changed from "BofA ML 1-3 Year US Treasury & Agency Index" to "ICE BofAML 1-3 Year US Treasury & Agency Index." ICE BofAML 0-3 Year US Mortgage Backed Securities Index (20%): a subset of the ICE BofAML US Mortgage Backed Securities Index including all securities with an average life less than three years. ICE BofAML US Mortgage Backed Securities Index tracks the performance of U.S. dollar denominated fixed-rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market. Effective October 22, 2017, the index name changed from "BofA ML 0-3 Year US Mortgage Backed Securities Index" to "ICE BofAML 0-3 Year US Mortgage Backed Securities Index." * The weightings assigned to each component index of the 0-3 Year Composite Index are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary.
[4]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.